SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:

NOTE 5—SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:

							Capital in
			Class B				Excess
	Common Stock		Common Stock		Treasury Stock		of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at January 1, 2012	36,479	$25,333	21,025	$14,601	71	$(1,992)	$533,677
Issuance of 3% stock dividend	1,085	753	631	437	2	—	37,046
Conversion of Class B common shares to common shares	29	20	(29)	(20)	—	—	—
Purchase and retirement of common shares	(944)	(656)	—	—	—	—	(23,147)
Balance at December 31, 2012	36,649	25,450	21,627	15,018	73	(1,992)	547,576
Issuance of 3% stock dividend	1,095	761	648	450	3	—	47,714
Conversion of Class B common shares to common shares	19	13	(19)	(13)	—	—	—
Purchase and retirement of common shares	(752)	(522)	—	—	—	—	(22,621)
Balance at December 31, 2013	37,011	25,702	22,256	15,455	76	(1,992)	572,669
Issuance of 3% stock dividend	1,099	763	667	464	2	—	50,939
Conversion of Class B common shares to common shares	36	25	(36)	(25)	—	—	—
Purchase and retirement of common shares	(861)	(598)	—	—	—	—	(24,422)
Balance at December 31, 2014	37,285	$25,892	22,887	$15,894	78	$(1,992)	$599,186

Average shares outstanding and all per share amounts included in the financial statements and notes thereto have been adjusted retroactively to reflect annual three percent stock dividends.

While the Company does not have a formal or publicly announced Company Common Stock purchase program, the Company’s board of directors periodically authorizes a dollar amount for such share purchases.

Based upon this policy, shares were purchased and retired as follows:

	Total Number of Shares
Year	Purchased (000’s)	Average Price Paid Per Share
2014	861	$29.02
2013	752	$30.73
2012	944	$25.16